Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents		$ 7,138,436	$ 9,559,298
Short-term investments		3,208,458	2,995,607
Accounts receivable, net		36,295,683	28,379,548
Receivable for bitcoin collateral		16,807,916
Crypto asset receivable		111,180
Crypto asset held		571,762
Advance to suppliers		7,014,413	1,066,329
Prepaid expenses and other current assets, net		6,068,279	1,518,143
Total current assets		77,534,128	44,415,102
Non-current assets:
Property and equipment, net		18,215,748	3,043,272
Intangible assets, net		68,578,910	127,981,521
Right-of-use assets, net		3,910,184	1,965,772
Goodwill		30,363,234	131,909,760
Deferred tax assets, net		1,527,673	2,088,820
Other non-current assets		2,247,507	1,162,119
Total non-current assets		124,843,256	268,151,264
Total assets		202,377,384	312,566,366
Current liabilities:
Short-term borrowings	[1]	38,795,458	10,550,327
Long-term borrowing, current		3,586,427	273,998
Accounts payable		32,422,596	19,070,470
Payable related to league tournaments rights, current		801,748	732,236
Accrued expenses and other liabilities		9,172,731	6,527,390
Deferred revenue		1,609,908	1,038,307
Operating lease liabilities, current		571,939	768,955
Total current liabilities		88,616,877	40,334,491
Non-current liabilities:
Long-term borrowing, non-current		1,047,247	3,376,519
Payable related to league tournaments rights, non-current		783,871	1,546,701
Operating lease liabilities, non-current		3,377,486	1,093,079
Deferred tax liabilities		11,190,472	23,661,207
Other long-term liability		2,144,971
Total non-current liabilities:		18,544,047	29,808,523
Total liabilities		107,160,924	70,143,014
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests		2,296,805	2,958,555
Total mezzanine equity		2,296,805	2,958,555
EQUITY:
Subscription receivable		(20,514)	(3,808)
Additional paid-in capital		429,905,870	373,890,499
Statutory reserve		153,317	72,420
Accumulated deficit		(366,482,327)	(128,921,657)
Accumulated other comprehensive (loss) income		24,724,566	(10,522,210)
Total equity attributable to the shareholders of NIP Group Inc.		88,308,957	234,526,583
Non-controlling interests		4,610,698	4,938,214
Total equity		92,919,655	239,464,797
Total liabilities, mezzanine equity and equity		202,377,384	312,566,366
Class A Ordinary Stock [Member]
EQUITY:
Class B Ordinary Shares (US$0.0001 par value; 38,004,318 and 243,540,737 shares authorized as of December 31, 2024 and December 31, 2025, respectively, 38,004,318 and 83,434,625 issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)		19,702	7,539
Class B Ordinary Stock [Member]
EQUITY:
Class B Ordinary Shares (US$0.0001 par value; 38,004,318 and 243,540,737 shares authorized as of December 31, 2024 and December 31, 2025, respectively, 38,004,318 and 83,434,625 issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)		8,343	3,800
Related Party [Member]
Current assets:
Amounts due from related parties		318,001	896,177
Current liabilities:
Amount due to related parties, current		1,656,070	1,372,808
Non-current liabilities:
Amount due to related parties, non-current			$ 131,017

[1]	The principal of the loan is RMB30,000,000 (approximately $4,289,943). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.